Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Commercialization revenue received	$ 3,667	$ 5,531
Government grants and tax incentives received	18	24
Payments to suppliers and employees (inclusive of goods and services tax)	(34,633)	(41,977)
Interest received	207	4
Net cash (outflows) in operating activities	(30,741)	(36,418)
Cash flows from investing activities
Investment in fixed assets	(187)	(103)
Payments for intellectual property	(50)	(26)
Net cash (outflows) in investing activities	(237)	(129)
Cash flows from financing activities
Proceeds from borrowings	0	51,919
Repayment of borrowings	0	(55,458)
Payment of transaction costs from borrowings	(217)	(5,453)
Interest and other costs of finance paid	(2,807)	(2,951)
Proceeds from issue of shares	45,065	209
Proceeds from issue of warrants	0	8,081
Payments for share issue costs	(2,646)	(216)
Payments for lease liabilities	(1,109)	(1,214)
Net cash inflows/(outflows) by financing activities	38,286	(5,083)
Net increase/(decrease) in cash and cash equivalents	7,308	(41,630)
Cash and cash equivalents at beginning of period	60,447	136,881
FX gain/(losses) on the translation of foreign bank accounts	(136)	(402)
Cash and cash equivalents at end of period	$ 67,619	$ 94,849